GENERAL (Details Narrative) - USD ($)	Jun. 30, 2024	May 10, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 01, 2021	Aug. 01, 2020	Feb. 02, 2018
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	109,001,270	106,397,550	130,397,550	127,881,300
Firestone and McKenzie [Member]
Common stock, par value								$ 0.0001
Common stock, shares issued								50,000,000
Shares issued								100,000,000
Common Stockk
Ownership percentages			100.00%					100.00%
Patent shares issued							200,000
Intellectual property and patent ownership shares						400,000
Impairment loss					$ 20,000
Intellectual property and patent ownership shares value						$ 20,000
Common Stocks Member
Ownership percentages			100.00%
Patent shares issued							200,000
Intellectual property and patent ownership shares						400,000
Impairment loss					$ 20,000
Intellectual property and patent ownership shares value						$ 20,000